Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 612,894	$ 599,094
Less accumulated depreciation and amortization		443,388	438,199
Total property plant and equipment, net		169,506	160,895
Depreciation		48,202	50,151	$ 51,447
Impairment of assets		2,123	72,017	15,783
Land and land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		7,044	7,008
Buildings and building equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 59,754	63,225
Estimated useful life, minimum (years)		P15Y
Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 86,513	93,403
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost	[1]	24,871	26,858
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		57,859	79,719
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		162,690	154,622
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		65,409	71,492
Tooling
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		94,571	85,560
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment at cost		$ 54,183	17,207
Maximum | Land and land improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P15Y
Maximum | Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P12Y
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P10Y
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Maximum | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P10Y
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P8Y
Maximum | Tooling
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Land and land improvements
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P0Y
Minimum | Machinery, tools and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P3Y
Minimum | Computer software
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P5Y
Minimum | Tooling
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (years)		P3Y
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Impairment of assets			$ 2,017	$ 7,835

[1]	The estimated useful life for leasehold improvements is the lesser of 10 years or the term of the lease.